Summary of significant accounting policies, estimates and judgments -Summary of Undrawn Balances of Loan Commitments (Detail) $ in Millions	Nov. 01, 2021 CAD ($)
Authorized and committed undrawn commitments [Member] | CDOR [Member]
Statement [Line Items]
Undrawn borrowing facilities	$ 15,644